Cover	12 Months Ended
Dec. 31, 2023
Cover [Abstract]
Document Type	6-K
Entity File Number	000-30852
Entity Registrant Name	GRUPO FINANCIERO GALICIA SA
Entity Central Index Key	0001114700
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Amendment Flag	false
Document Period End Date	Dec. 31, 2023
Current Fiscal Year End Date	--12-31